SCHEDULE OF RIGHTS-TO-USE LEASE ASSETS (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets
Leased properties under operating lease	$ 209,858		$ 293,991
Less: accumulated amortization	(14,913)		(174,935)
Right-of-use assets	$ 194,945		$ 119,056